Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock and Additional Paid-in Capital [Abstract]
Common stock and additional paid-in capital
		Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2012		73,500	$16.40
Granted		342,400	17.19
Forfeited		(15,900)	16.90
Vested		(160,133)	16.92
Balance December 31, 2013		239,867	17.15
Granted		656,650	13.76
Forfeited		(78,576)	16.93
Vested		(205,143)	17.31
Balance December 31, 2014		612,798	$13.49

		Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2012		2,500	$16.50
Granted and vested		117,133	17.18
Non vested shares granted in prior years and vested 2013		43,000	16.16
As at December 31, 2013		162,633	$16.90
Granted and vested		111,585	17.39
Non vested shares granted in prior years and vested 2014		93,558	17.20
Granted and vested shares in prior years, but cancelled during 2014		(58,324)	16.63
As at December 31, 2014	1	309,452	17.22